SCHEDULE OF GEOGRAPHIC REVENUE (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reserve Quantities [Line Items]
Revenue	$ 7,053,865	$ 4,363,511	$ 1,380,427
CA Country [member]
Reserve Quantities [Line Items]
Revenue	4,937,935	2,270,862	127,118
US Country [member]
Reserve Quantities [Line Items]
Revenue	2,071,492	1,982,404	1,251,199
International [member]
Reserve Quantities [Line Items]
Revenue	$ 44,438	$ 110,245	$ 2,110